NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
Computation of Basic and Diluted Net Loss Per Share
	Year ended December 31,
	2012	2011	2010
Numerator:

Net loss attributable to Syneron's shareholders	$(1,343)	$(50,795)	$(25,426)

Denominator:

Total weighted average number of shares outstanding used in computing basic and diluted net loss per share	35,474,693	35,158,191	34,369,105

Basic and diluted net loss per share	$(0.04)	$(1.44)	$(0.74)

Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Loss Per Share
	Year ended December 31,
	2012	2011	2010

Ordinary shares	4,513,130	3,603,423	3,811,838